Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations [Abstract]
Net revenue	$ 354,448		$ 161,403	$ 243,099	$ 120,127	$ 78,773
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	57,282		29,982	44,826	25,857	18,589
Sales and marketing	111,454		38,340	58,978	26,847	16,986
Product development	90,171		44,151	65,104	39,444	29,366
General and administrative	50,408		23,431	35,064	19,480	12,976
Depreciation and amortization	29,316		12,986	19,551	11,854	6,365
Total costs and expenses	338,631		148,890	223,523	123,482	84,282
Income (loss) from operations	15,817		12,513	19,576	(3,355)	(5,509)
Other income (expense), net	(1,328)		(269)	(610)	230	1,277
Income (loss) before income taxes	14,489		12,244	18,966	(3,125)	(4,232)
Provision for income taxes	9,496		2,176	3,581	848	290
Net income (loss)	4,993	[1]	10,068	15,385	(3,973)	(4,522)
Net income (loss) attributable to common stockholders	$ 4,993		$ 1,853	$ 3,429	$ (3,973)	$ (4,522)
Net income (loss) per share attributable to common stockholders:
Basic	$ 0.07		$ 0.04	$ 0.08	$ (0.10)	$ (0.11)
Diluted	$ 0.05		$ 0.04	$ 0.07	$ (0.10)	$ (0.11)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic	69,992		42,239	42,446	41,184	42,389
Diluted	102,613		45,486	46,459	41,184	42,389

[1]	Unaudited